Expense Example - Calvert Management Series	Sep. 30, 2025 USD ($)
Calvert Global Equity Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 636
Expense Example, with Redemption, 3 Years	871
Expense Example, with Redemption, 5 Years	1,356
Expense Example, with Redemption, 10 Years	2,689
Calvert Global Equity Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	745
Expense Example, with Redemption, 10 Years	2,017
Calvert Global Small-Cap Equity Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	651
Expense Example, with Redemption, 3 Years	918
Expense Example, with Redemption, 5 Years	1,343
Expense Example, with Redemption, 10 Years	2,523
Calvert Global Small-Cap Equity Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	309
Expense Example, with Redemption, 3 Years	646
Expense Example, with Redemption, 5 Years	1,248
Expense Example, with Redemption, 10 Years	2,697
Calvert Global Small-Cap Equity Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	732
Expense Example, with Redemption, 10 Years	1,838
Calvert Floating-Rate Advantage Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	598
Expense Example, with Redemption, 3 Years	1,227
Expense Example, with Redemption, 5 Years	1,879
Expense Example, with Redemption, 10 Years	3,621
Calvert Floating-Rate Advantage Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	257
Expense Example, with Redemption, 3 Years	858
Expense Example, with Redemption, 5 Years	1,484
Expense Example, with Redemption, 10 Years	3,171
Calvert Floating-Rate Advantage Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	257
Expense Example, with Redemption, 3 Years	837
Expense Example, with Redemption, 5 Years	1,444
Expense Example, with Redemption, 10 Years	$ 3,083